Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended
	Jun. 30, 2026	May 31, 2026	Apr. 30, 2026	Mar. 31, 2026	Feb. 28, 2026	Jan. 31, 2026	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016
C000199761
Account Value [Line Items]
Accumulated Value	$ 35,740	$ 36,322	$ 34,475	$ 31,301	$ 32,873	$ 32,270	$ 30,740	$ 30,327	$ 30,233	$ 29,613	$ 28,428	$ 27,470	$ 27,178	$ 25,965	$ 24,612	$ 24,546	$ 25,448	$ 25,524	$ 24,790	$ 25,588	$ 24,571	$ 24,951	$ 24,438	$ 24,009	$ 23,670	$ 22,983	$ 21,826	$ 22,711	$ 21,826	$ 20,826	$ 20,842	$ 19,961	$ 18,283	$ 18,706	$ 19,488	$ 20,058	$ 19,366	$ 18,218	$ 18,503	$ 18,242	$ 17,566	$ 18,161	$ 16,972	$ 17,730	$ 16,308	$ 15,199	$ 16,814	$ 17,536	$ 16,553	$ 18,120	$ 17,824	$ 19,407	$ 18,999	$ 19,694	$ 20,614	$ 19,740	$ 20,151	$ 19,236	$ 20,167	$ 19,718	$ 19,581	$ 19,403	$ 19,088	$ 18,348	$ 17,909	$ 17,464	$ 17,471	$ 16,690	$ 14,965	$ 15,354	$ 15,874	$ 14,899	$ 14,155	$ 13,693	$ 12,988	$ 11,677	$ 13,766	$ 14,899	$ 15,077	$ 14,609	$ 14,254	$ 13,899	$ 13,621	$ 13,970	$ 13,996	$ 13,207	$ 13,963	$ 13,492	$ 13,382	$ 13,065	$ 11,973	$ 12,975	$ 12,930	$ 14,049	$ 13,993	$ 13,881	$ 13,446	$ 13,564	$ 13,514	$ 13,545	$ 13,738	$ 14,279	$ 13,520	$ 13,293	$ 12,987	$ 12,825	$ 12,372	$ 12,348	$ 11,960	$ 11,821	$ 11,631	$ 11,395	$ 11,325	$ 11,260	$ 10,913	$ 10,728	$ 10,352	$ 10,865	$ 10,682	$ 10,563
C000007433
Account Value [Line Items]
Accumulated Value	33,737	34,298	32,578	29,586	31,082	30,521	29,087	28,722	28,643	28,068	26,961	26,058	25,787	24,658	23,371	23,326	24,195	24,274	23,597	24,360	23,403	23,770	23,306	22,899	22,590	21,942	20,849	21,700	20,868	19,920	19,939	19,102	17,512	17,921	18,683	19,236	18,579	17,483	17,769	17,531	16,893	17,464	16,331	17,061	15,708	14,647	16,206	16,915	15,969	17,486	17,214	18,750	18,357	19,050	19,949	19,113	19,511	18,633	19,548	19,122	18,996	18,839	18,542	17,828	17,413	16,982	16,998	16,245	14,566	14,958	15,471	14,529	13,813	13,361	12,683	11,409	13,459	14,566	14,747	14,303	13,956	13,615	13,348	13,697	13,734	12,963	13,712	13,252	13,155	12,844	11,776	12,770	12,732	13,838	13,788	13,681	13,267	13,388	13,338	13,381	13,574	14,116	13,374	13,153	12,860	12,706	12,258	12,243	11,867	11,734	11,554	11,327	11,265	11,209	10,869	10,693	10,323	10,842	10,662	10,554
C000007432
Account Value [Line Items]
Accumulated Value	35,594	36,163	34,333	31,171	32,737	32,137	30,612	30,207	30,113	29,504	28,324	27,368	27,068	25,869	24,520	24,454	25,354	25,429	24,707	25,498	24,492	24,863	24,360	23,932	23,594	22,909	21,755	22,637	21,755	20,758	20,774	19,900	18,227	18,657	19,429	20,006	19,307	18,170	18,446	18,194	17,520	18,113	16,927	17,680	16,269	15,163	16,774	17,500	16,511	18,074	17,787	19,366	18,952	19,653	20,571	19,704	20,115	19,201	20,130	19,680	19,543	19,372	19,057	18,319	17,881	17,436	17,450	16,663	14,942	15,330	15,850	14,882	14,139	13,671	12,974	11,664	13,750	14,882	15,060	14,599	14,246	13,884	13,613	13,961	13,987	13,199	13,955	13,484	13,374	13,057	11,966	12,973	12,930	14,042	13,986	13,874	13,446	13,564	13,508	13,545	13,738	14,279	13,520	13,293	12,987	12,825	12,372	12,348	11,960	11,821	11,631	11,395	11,325	11,260	10,913	10,728	10,352	10,865	10,682	10,563
C000007429
Account Value [Line Items]
Accumulated Value	32,829	33,360	31,684	28,772	30,223	29,671	28,272	27,901	27,817	27,255	26,177	25,296	25,033	23,927	22,681	22,625	23,459	23,534	22,868	23,611	22,678	23,030	22,571	22,178	21,867	21,237	20,172	20,999	20,189	19,264	19,280	18,468	16,927	17,322	18,048	18,581	17,944	16,887	17,153	16,919	16,298	16,846	15,749	16,452	15,146	14,111	15,624	16,295	15,382	16,842	16,580	18,048	17,675	18,333	19,190	18,384	18,768	17,922	18,791	18,376	18,255	18,099	17,809	17,120	16,714	16,302	16,316	15,586	13,978	14,342	14,836	13,932	13,237	12,808	12,151	10,929	12,886	13,952	14,121	13,685	13,356	13,024	12,769	13,101	13,126	12,392	13,101	12,667	12,564	12,271	11,249	12,194	12,151	13,203	13,154	13,050	12,650	12,767	12,717	12,748	12,939	13,449	12,742	12,529	12,243	12,093	11,666	11,648	11,284	11,157	10,985	10,767	10,703	10,644	10,317	10,147	9,795	10,283	10,111	10,003
C000007431
Account Value [Line Items]
Accumulated Value	32,607	33,135	31,470	28,578	30,019	29,471	28,081	27,713	27,629	27,071	26,000	25,125	24,864	23,766	22,528	22,472	23,300	23,375	22,714	23,452	22,525	22,874	22,419	22,029	21,720	21,112	20,065	20,892	20,096	19,196	19,227	18,427	16,890	17,303	18,035	18,592	17,963	16,911	17,189	16,963	16,354	16,911	15,828	16,544	15,230	14,202	15,729	16,420	15,514	16,990	16,736	18,232	17,866	18,538	19,423	18,617	19,020	18,174	19,069	18,658	18,549	18,398	18,112	17,431	17,027	16,615	16,640	15,900	14,271	14,655	15,170	14,247	13,552	13,119	12,448	11,206	13,225	14,320	14,508	14,075	13,739	13,408	13,158	13,505	13,537	12,787	13,529	13,086	12,989	12,690	11,642	12,626	12,599	13,698	13,651	13,558	13,145	13,269	13,230	13,277	13,480	14,017	13,285	13,074	12,782	12,639	12,198	12,187	11,818	11,691	11,515	11,295	11,234	11,179	10,843	10,678	10,309	10,832	10,656	10,551
MSCI All Country World Index (Net)
Account Value [Line Items]
Accumulated Value	33,301	33,570	31,923	28,975	31,217	30,821	29,934	29,625	29,628	28,980	27,966	27,292	26,927	25,770	24,369	24,144	25,137	25,289	24,468	25,061	24,158	24,713	24,151	23,553	23,179	22,674	21,789	22,533	21,847	20,948	20,826	19,871	18,192	18,756	19,565	20,128	19,417	18,351	18,550	18,287	17,740	18,264	17,042	17,740	16,463	15,526	17,170	17,826	16,663	18,197	18,175	19,757	19,338	19,851	20,876	20,073	20,568	19,569	20,413	19,914	19,778	19,521	19,222	18,416	17,937	17,531	17,611	16,830	14,983	15,356	15,868	14,953	14,202	13,762	13,188	11,912	13,771	14,981	15,149	14,634	14,285	13,904	13,618	13,949	13,908	13,053	13,876	13,423	13,256	12,911	11,966	12,873	12,687	13,715	13,656	13,549	13,153	13,224	13,208	13,083	13,369	13,955	13,210	13,000	12,753	12,494	12,257	12,210	11,878	11,825	11,569	11,392	11,254	10,947	10,655	10,430	10,351	10,530	10,466	10,431
MSCI All Country World Index (Net)
Account Value [Line Items]
Accumulated Value	33,301	33,570	31,923	28,975	31,217	30,821	29,934	29,625	29,628	28,980	27,966	27,292	26,927	25,770	24,369	24,144	25,137	25,289	24,468	25,061	24,158	24,713	24,151	23,553	23,179	22,674	21,789	22,533	21,847	20,948	20,826	19,871	18,192	18,756	19,565	20,128	19,417	18,351	18,550	18,287	17,740	18,264	17,042	17,740	16,463	15,526	17,170	17,826	16,663	18,197	18,175	19,757	19,338	19,851	20,876	20,073	20,568	19,569	20,413	19,914	19,778	19,521	19,222	18,416	17,937	17,531	17,611	16,830	14,983	15,356	15,868	14,953	14,202	13,762	13,188	11,912	13,771	14,981	15,149	14,634	14,285	13,904	13,618	13,949	13,908	13,053	13,876	13,423	13,256	12,911	11,966	12,873	12,687	13,715	13,656	13,549	13,153	13,224	13,208	13,083	13,369	13,955	13,210	13,000	12,753	12,494	12,257	12,210	11,878	11,825	11,569	11,392	11,254	10,947	10,655	10,430	10,351	10,530	10,466	10,431
MSCI All Country World Index (Net)
Account Value [Line Items]
Accumulated Value	33,301	33,570	31,923	28,975	31,217	30,821	29,934	29,625	29,628	28,980	27,966	27,292	26,927	25,770	24,369	24,144	25,137	25,289	24,468	25,061	24,158	24,713	24,151	23,553	23,179	22,674	21,789	22,533	21,847	20,948	20,826	19,871	18,192	18,756	19,565	20,128	19,417	18,351	18,550	18,287	17,740	18,264	17,042	17,740	16,463	15,526	17,170	17,826	16,663	18,197	18,175	19,757	19,338	19,851	20,876	20,073	20,568	19,569	20,413	19,914	19,778	19,521	19,222	18,416	17,937	17,531	17,611	16,830	14,983	15,356	15,868	14,953	14,202	13,762	13,188	11,912	13,771	14,981	15,149	14,634	14,285	13,904	13,618	13,949	13,908	13,053	13,876	13,423	13,256	12,911	11,966	12,873	12,687	13,715	13,656	13,549	13,153	13,224	13,208	13,083	13,369	13,955	13,210	13,000	12,753	12,494	12,257	12,210	11,878	11,825	11,569	11,392	11,254	10,947	10,655	10,430	10,351	10,530	10,466	10,431
MSCI All Country World Index (Net)
Account Value [Line Items]
Accumulated Value	33,301	33,570	31,923	28,975	31,217	30,821	29,934	29,625	29,628	28,980	27,966	27,292	26,927	25,770	24,369	24,144	25,137	25,289	24,468	25,061	24,158	24,713	24,151	23,553	23,179	22,674	21,789	22,533	21,847	20,948	20,826	19,871	18,192	18,756	19,565	20,128	19,417	18,351	18,550	18,287	17,740	18,264	17,042	17,740	16,463	15,526	17,170	17,826	16,663	18,197	18,175	19,757	19,338	19,851	20,876	20,073	20,568	19,569	20,413	19,914	19,778	19,521	19,222	18,416	17,937	17,531	17,611	16,830	14,983	15,356	15,868	14,953	14,202	13,762	13,188	11,912	13,771	14,981	15,149	14,634	14,285	13,904	13,618	13,949	13,908	13,053	13,876	13,423	13,256	12,911	11,966	12,873	12,687	13,715	13,656	13,549	13,153	13,224	13,208	13,083	13,369	13,955	13,210	13,000	12,753	12,494	12,257	12,210	11,878	11,825	11,569	11,392	11,254	10,947	10,655	10,430	10,351	10,530	10,466	10,431
MSCI All Country World Index (Net)
Account Value [Line Items]
Accumulated Value	$ 33,301	$ 33,570	$ 31,923	$ 28,975	$ 31,217	$ 30,821	$ 29,934	$ 29,625	$ 29,628	$ 28,980	$ 27,966	$ 27,292	$ 26,927	$ 25,770	$ 24,369	$ 24,144	$ 25,137	$ 25,289	$ 24,468	$ 25,061	$ 24,158	$ 24,713	$ 24,151	$ 23,553	$ 23,179	$ 22,674	$ 21,789	$ 22,533	$ 21,847	$ 20,948	$ 20,826	$ 19,871	$ 18,192	$ 18,756	$ 19,565	$ 20,128	$ 19,417	$ 18,351	$ 18,550	$ 18,287	$ 17,740	$ 18,264	$ 17,042	$ 17,740	$ 16,463	$ 15,526	$ 17,170	$ 17,826	$ 16,663	$ 18,197	$ 18,175	$ 19,757	$ 19,338	$ 19,851	$ 20,876	$ 20,073	$ 20,568	$ 19,569	$ 20,413	$ 19,914	$ 19,778	$ 19,521	$ 19,222	$ 18,416	$ 17,937	$ 17,531	$ 17,611	$ 16,830	$ 14,983	$ 15,356	$ 15,868	$ 14,953	$ 14,202	$ 13,762	$ 13,188	$ 11,912	$ 13,771	$ 14,981	$ 15,149	$ 14,634	$ 14,285	$ 13,904	$ 13,618	$ 13,949	$ 13,908	$ 13,053	$ 13,876	$ 13,423	$ 13,256	$ 12,911	$ 11,966	$ 12,873	$ 12,687	$ 13,715	$ 13,656	$ 13,549	$ 13,153	$ 13,224	$ 13,208	$ 13,083	$ 13,369	$ 13,955	$ 13,210	$ 13,000	$ 12,753	$ 12,494	$ 12,257	$ 12,210	$ 11,878	$ 11,825	$ 11,569	$ 11,392	$ 11,254	$ 10,947	$ 10,655	$ 10,430	$ 10,351	$ 10,530	$ 10,466	$ 10,431